Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	(7,731,760)	(2,000,444)	116,819
Net loss from discontinued operations attributable to ordinary shareholders	(1,376,180)	(1,806,346)	(269,076)
Net loss attributable to ordinary shareholders	(9,107,940)	(3,806,790)	(152,257)

Denominator:
Weighted average number of shares — basic	2,735,034,034	2,804,767,889	2,844,826,014
Adjustments for dilutive options and RSUs	—	—	66,635,803

Weighted average number of shares — diluted	2,735,034,034	2,804,767,889	2,911,461,817

Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders	(2.83)	(0.71)	0.04
Basic net loss per share from discontinued operations attributable to ordinary shareholders	(0.50)	(0.64)	(0.09)
Basic net loss per share attributable to ordinary shareholders	(3.33)	(1.36)	(0.05)

Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders	(2.83)	(0.71)	0.04
Diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.50)	(0.64)	(0.09)
Diluted net loss per share attributable to ordinary shareholders	(3.33)	(1.36)	(0.05)